CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Interest and Fees on Loans	$ 15,035	$ 15,513	$ 29,920	$ 31,298	$ 61,691	$ 64,445	$ 53,266
Interest on Federal Funds Sold and Other Short-term Investments	13	40	23	73	91	216	76
Interest and Dividends on Securities:
Taxable	2,771	3,421	5,612	6,747	12,946	13,677	9,812
Non-taxable	639	589	1,273	1,172	2,432	1,823	1,039
TOTAL INTEREST INCOME	18,458	19,563	36,828	39,290	77,160	80,161	64,193
INTEREST EXPENSE
Interest on Deposits	1,154	1,855	2,388	3,901	6,958	11,986	10,561
Interest on FHLB Advances and Other Borrowings	592	1,059	1,503	2,128	3,954	4,194	4,961
TOTAL INTEREST EXPENSE	1,746	2,914	3,891	6,029	10,912	16,180	15,522
NET INTEREST INCOME	16,712	16,649	32,937	33,261	66,248	63,981	48,671
Provision for Loan Losses	(200)	391	150	1,081	2,412	6,800	5,225
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	16,912	16,258	32,787	32,180	63,836	57,181	43,446
NON-INTEREST INCOME
Trust and Investment Product Fees	814	664	1,631	1,360	2,657	2,145	1,582
Service Charges on Deposit Accounts	1,050	1,017	2,005	1,952	4,076	4,154	4,065
Insurance Revenues	1,379	1,358	3,163	2,749	5,524	5,819	5,347
Company Owned Life Insurance	217	266	483	510	974	1,100	806
Interchange Fee Income	513	460	943	891	1,724	1,501	1,243
Other Operating Income	861	316	1,152	689	1,955	1,452	1,740
Net Gains on Sales of Loans	809	676	1,563	1,389	3,234	2,381	2,160
Net Gains on Securities	467	76	1,080	94	1,667	3,024	0
TOTAL NON-INTEREST INCOME	6,110	4,833	12,020	9,634	21,811	21,576	16,943
NON-INTEREST EXPENSE
Salaries and Employee Benefits	7,627	6,828	15,411	14,148	29,086	27,992	22,070
Occupancy Expense	1,099	1,061	2,204	2,153	4,277	4,264	3,492
Furniture and Equipment Expense	748	724	1,493	1,404	2,787	2,934	2,591
FDIC Premiums	260	283	515	580	1,116	1,473	1,455
Data Processing Fees	349	321	702	435	1,071	2,092	1,411
Professional Fees	525	587	1,186	1,192	2,247	2,056	2,285
Advertising and Promotion	516	396	1,006	769	1,714	1,525	1,255
Intangible Amortization	348	422	715	864	1,655	1,956	898
Other Operating Expenses	1,789	1,801	3,491	3,471	6,970	6,490	5,904
TOTAL NON-INTEREST EXPENSE	13,261	12,423	26,723	25,016	50,923	50,782	41,361
Income before Income Taxes	9,761	8,668	18,084	16,798	34,724	27,975	19,028
Income Tax Expense	3,229	2,701	5,743	5,229	10,669	7,726	5,623
NET INCOME	6,532	5,967	12,341	11,569	24,055	20,249	13,405
Other Comprehensive Income (Loss):
Changes in Unrealized Gain (Loss) on Securities Available-for-Sale, Net	(9,654)	704	(11,890)	1,179	(124)	5,677	474
Change in Unrecognized Loss on Postretirement Benefit Obligation, Net	0		0		(21)	(38)	(176)
Change in Unrecognized Amounts in Pension, Net					(47)	4	(13)
Total Other Comprehensive Income (Loss)	(9,654)	704	(11,890)	1,179	(192)	5,643	285
COMPREHENSIVE INCOME (LOSS)	$ (3,122)	$ 6,671	$ 451	$ 12,748	$ 23,863	$ 25,892	$ 13,690
Basic Earnings Per Share	$ 0.52	$ 0.47	$ 0.98	$ 0.92	$ 1.91	$ 1.61	$ 1.21
Diluted Earnings Per Share	$ 0.52	$ 0.47	$ 0.97	$ 0.92	$ 1.90	$ 1.61	$ 1.21
Dividends Per Share	$ 0.15	$ 0.14	$ 0.30	$ 0.28